SUPPLEMENT DATED MARCH 18, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. This supplement applies to the ESG Diversified Portfolio only. The changes within this supplement are effective as of the date of this supplement. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the third sentence of the first paragraph is deleted and replaced with the following:

The current underlying funds in which the Fund invests (“ESG Underlying Funds”) are managed by:

●	Calvert Research and Management;

●	Fidelity Management & Research Company (sub-advised by Geode Capital Management, LLC);

●	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”);

●	J.P. Morgan Investment Management Inc. (“J.P. Morgan”);

●	Pacific Investment Management Company LLC (“PIMCO”); and

●	Pacific Life Fund Advisors LLC (sub-advised by Pacific Asset Management LLC) (“PLFA”).

Also, in the Principal Investment Strategies subsection, the below is added after the seventh sentence of the second paragraph:

The ESG criteria of the ESG Underlying Fund managed by Goldman Sachs is generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to: alcohol; tobacco; gambling; adult entertainment; for-profit prisons; weapons; oil and gas exploration and production; thermal coal mining; and thermal coal power generation.

The ESG Underlying Fund managed by J.P. Morgan generally evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of companies in the universe in which the ESG Underlying Fund managed by J.P. Morgan may invest. The ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. In addition, the ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO.

Also in the Principal Investment Strategies subsection, the third to last sentence of the second paragraph is deleted and replaced with the following:

Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, Goldman Sachs, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser.

In addition, in the Principal Risks from Holdings in ESG Underlying Funds subsection, the following risk is added after the Tracking Error Risk:

●	Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies

Disclosure Changes to the Additional Information About Principal Investment Strategies and
Principal Risks section

In the Principal Investment Strategies subsection, the third sentence of the first paragraph is deleted and replaced with the following:

The current underlying funds in which the Fund invests (“ESG Underlying Funds”) are managed by:

o	Calvert Research and Management;

o	Fidelity Management & Research Company (sub-advised by Geode Capital Management, LLC);

o	Goldman Sachs;

o	J.P. Morgan;

o	PIMCO; and

o	PLFA (sub-advised by Pacific Asset Management LLC).

In the Principal Investment Strategies subsection, the below is added after the eighth sentence of the second paragraph:

The ESG Underlying Fund managed by Goldman Sachs is generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to: alcohol; tobacco; gambling; adult entertainment; for-profit prisons; weapons; oil and gas exploration and production; thermal coal mining; and thermal coal power generation. In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, Goldman Sachs will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). Generally, the highest revenue threshold used will be 5%. Goldman Sachs, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, Goldman Sachs may make reasonable estimates or otherwise exercise its discretion. The ESG criteria of the ESG Underlying Fund managed by Goldman Sachs may be updated periodically. Once Goldman Sachs determines that an issuer meets its ESG investment criteria, Goldman Sachs conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. Goldman Sachs may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The ESG Underlying Fund managed by Goldman Sachs may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to initial public offerings, in-kind transfers, corporate actions, and/or certain short-term holdings. The ESG Underlying Fund managed by J.P. Morgan generally evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles universe in which the ESG Underlying Fund managed by J.P. Morgan may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Environmental issues relate to the quality and functioning of the natural environment and natural systems; social issues relate to the rights, wellbeing and interests of people and communities and governance issues relate to the way companies are managed and overseen. The ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The ESG Underlying Fund managed by PIMCO can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. However, green/sustainable bonds from issuers involved in fossil fuel-related sectors may be permitted. Labeled green bonds are those issues with proceeds specifically earmarked to be used for climate and environmental projects. Labeled green bonds are often verified by a third party, which certifies that the bond will fund projects that include environmental benefits. In addition, the ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. This generally prohibits investments in healthcare service and/or pharmaceutical manufacturing issuers that derive gross revenue from products or services related to abortion, abortifacients, contraceptives or stem cell research.

In the Principal Investment Strategies subsection, the last four sentences of the second paragraph are deleted and replaced with the following:

Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, Goldman Sachs, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser. PLFA and Pacific Asset Management LLC are affiliated with the Trust, the Fund, and the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time. All ESG Underlying Funds are listed in this section (by investment adviser), but not all ESG Underlying Funds are principal investments of the ESG Portfolios at any given time. An ESG Underlying Fund is a principal investment if it is equal to 10% or more of the Fund’s assets. The shares of the ESG Underlying Funds in which the Fund may invest will not be subject to a 12b-1 fee.

In addition, in the Principal Risks from Holdings in ESG Underlying Funds subsection, the following risk is added alphabetically:

●	Small-Capitalization Companies Risk

SUPPLEMENT DATED MARCH 18, 2022

TO THE PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO and ESG DIVERSIFIED GROWTH
PORTFOLIO PROSPECTUS DATED OCTOBER 19, 2021

FOR CLASS I AND P SHARES

This supplement revises the Pacific Select Fund International Growth Portfolio and ESG Diversified Growth Portfolio Prospectus dated October 19, 2021 for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. This supplement applies to the ESG Diversified Growth Portfolio only. The changes within this supplement are effective as of the date of this supplement. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

In the Principal Investment Strategies subsection, the third sentence of the first paragraph is deleted and replaced with the following:

The current underlying funds in which the Fund invests (“ESG Underlying Funds”) are managed by:

●	Calvert Research and Management;

●	Fidelity Management & Research Company (sub-advised by Geode Capital Management, LLC);

●	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”);

●	J.P. Morgan Investment Management Inc. (“J.P. Morgan”);

●	Pacific Investment Management Company LLC (“PIMCO”); and

●	Pacific Life Fund Advisors LLC (sub-advised by Pacific Asset Management LLC) (“PLFA”).

Also, in the Principal Investment Strategies subsection, the below is added after the seventh sentence of the second paragraph:

The ESG Underlying Fund managed by Goldman Sachs is generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to: alcohol; tobacco; gambling; adult entertainment; for-profit prisons; weapons; oil and gas exploration and production; thermal coal mining; and thermal coal power generation.

The ESG Underlying Fund managed by J.P. Morgan generally evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of companies in the universe in which the ESG Underlying Fund managed by J.P. Morgan may invest.

The ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. In addition, the ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO.

Also in the Principal Investment Strategies subsection, the third to last sentence of the second paragraph is deleted and replaced with the following:

Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, Goldman Sachs, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser.

In addition, in the Principal Risks from Holdings in ESG Underlying Funds subsection, the following risk is added after the High Yield/High Risk or “Junk” Securities Risk:

●	Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

Disclosure Changes to the Additional Information About Principal Investment Strategies and

Principal Risks section

In the Principal Investment Strategies subsection, the third sentence of the first paragraph is deleted and replaced with the following:

The current underlying funds in which the Fund invests (“ESG Underlying Funds”) are managed by:

o	Calvert Research and Management;

o	Fidelity Management & Research Company (sub-advised by Geode Capital Management, LLC);

o	Goldman Sachs;

o	J.P. Morgan;

o	PIMCO; and

o	PLFA (sub-advised by Pacific Asset Management LLC).

In the Principal Investment Strategies subsection, the below is added after the eighth sentence of the second paragraph:

The ESG criteria of the ESG Underlying Fund managed by Goldman Sachs is generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to: alcohol; tobacco; gambling; adult entertainment; for-profit prisons; weapons; oil and gas exploration and production; thermal coal mining; and thermal coal power generation. In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, Goldman Sachs will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). Generally, the highest revenue threshold used will be 5%. Goldman Sachs, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, Goldman Sachs may make reasonable estimates or otherwise exercise its discretion. The ESG criteria of the ESG Underlying Fund managed by Goldman Sachs may be updated periodically. Once Goldman Sachs determines that an issuer meets its ESG investment criteria, Goldman Sachs conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. Goldman Sachs may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The ESG Underlying Fund managed by Goldman Sachs may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to initial public offerings, in-kind transfers, corporate actions, and/or certain short-term holdings. The ESG Underlying Fund managed by J.P. Morgan generally evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of companies in the universe in which the ESG Underlying Fund managed by J.P. Morgan may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Environmental issues relate to the quality and functioning of the natural environment and natural systems; social issues relate to the rights, wellbeing and interests of people and communities and governance issues relate to the way companies are managed and overseen. The ESG Underlying Fund managed by PIMCO can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. However, green/sustainable bonds from issuers involved in fossil fuel-related sectors may be permitted. Labeled green bonds are those issues with proceeds specifically earmarked to be used for climate and environmental projects. Labeled green bonds are often verified by a third party, which certifies that the bond will fund projects that include environmental benefits. In addition, the ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. This generally prohibits investments in healthcare service and/or pharmaceutical manufacturing issuers that derive gross revenue from products or services related to abortion, abortifacients, contraceptives or stem cell research.

In the Principal Investment Strategies subsection, the last four sentences of the second paragraph are deleted and replaced with the following:

Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, Goldman Sachs, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser. PLFA and Pacific Asset Management LLC are affiliated with the Trust, the Fund, and the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time. All ESG Underlying Funds are listed in this section (by investment adviser), but not all ESG Underlying Funds are principal investments of the ESG Portfolios at any given time. An ESG Underlying Fund is a principal investment if it is equal to 10% or more of the Fund’s assets. The shares of the ESG Underlying Funds in which the Fund may invest will not be subject to a 12b-1 fee.

In addition, in the Principal Risks from Holdings in ESG Underlying Funds subsection, the following risk is added alphabetically:

●	Small-Capitalization Companies Risk

SUPPLEMENT DATED MARCH 18, 2022

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 19, 2021 FOR THE INTERNATIONAL GROWTH PORTFOLIO

AND THE ESG DIVERSIFIED GROWTH PORTFOLIO

AND DATED MAY 1, 2021 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 19, 2021 for the International Growth Portfolio and the ESG Diversified Growth Portfolio and dated May 1, 2021 for all other Funds (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INFORMATION ON UNDERLYING FUNDS

The table for the ESG Diversified Portfolio and ESG Diversified Growth Portfolio is deleted and replaced with the following:

As of March 18, 2022, the ESG Underlying Funds in which the ESG Diversified Portfolio and the ESG Diversified Growth Portfolio may invest are:

●	Calvert Green Bond Fund	●	Fidelity® U.S. Sustainability Index Fund
●	Calvert Small-Cap Fund	●	Goldman Sachs ESG Emerging Markets
●	Calvert US Mid-Cap Core Responsible		Equity Fund
	Index Fund	●	JPMorgan High Yield Fund
●	Fidelity® International Sustainability Index	●	Pacific FundsSM ESG Core Bond
	Fund	●	PIMCO Low Duration ESG Fund

OTHER INFORMATION

In the Proxy Voting Policies and Procedures subsection, the paragraph entitled How shares will be voted by the ESG Portfolios, PSF DFA Balanced Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios. is deleted and replaced with the following:

How shares will be voted by the ESG Portfolios, PSF DFA Balanced Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios. The Pacific Dynamix Portfolios and Portfolio Optimization Portfolios (collectively, “Funds-of-Funds”), in their capacity as shareholders of Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. If an Underlying Fund calls a shareholder meeting and solicits proxies, the Funds-of-Funds will vote their shares in accordance with the following: (1) If there are shareholders of an Underlying Fund other than one or more Fund-of-Funds, the Trust will vote any proxies of an Underlying Fund in the same proportion as the vote of all shareholders of the Underlying Fund other than the Funds-of-Funds, as applicable (“mirror vote”); (2) If the only shareholders of an Underlying Fund are one or more Funds-of-Funds, the Trust will seek voting instructions from the shareholders of the Funds-of-Funds, in which case the Trust will vote proxies in the same proportion as the instructions timely received from shareholders of a Funds-of-Funds, as applicable (“pass through vote”); (3) In the event a Fund-of-Funds and an Underlying Fund solicit a proxy for an identical proposal, and the only shareholders of an Underlying Fund are a Funds-of-Funds, then the Funds-of-Funds will mirror vote their proxies of the Underlying Funds in the same proportions as the votes cast on the proposal by the shareholders of the Funds-of-Funds, as applicable; or (4) the Trust may vote proxies in a manner as determined by the Board of Trustees of the Trust. The

ESG Portfolios and the PSF DFA Balanced Allocation Portfolio, each in its capacity as a shareholder of the ESG Underlying Funds and the DFA Underlying Funds (respectively), may be requested to vote on matters pertaining to an ESG Underlying Fund or DFA Underlying Fund. If an ESG Underlying Fund or a DFA Underlying Fund that is a series of the Trust or Pacific Funds Series Trust calls a shareholder meeting and solicits proxies, an ESG Portfolio or the PSF DFA Balanced Allocation Portfolio, respectively, will vote its shares in the same manner as conditions 1-4 set out above for the Funds-of-Funds. If an ESG Underlying Fund or a DFA Underlying Fund that is not a series of the Trust or Pacific Funds Series Trust (“non-PL Underlying Funds”) and an ESG Portfolio or the PSF DFA Balanced Allocation Portfolio and its Advisory Group (as defined in Rule 12d1-4 under the 1940 Act) own in the aggregate 25% or less, calls a shareholder meeting and solicits proxies, an ESG Portfolio or the PSF DFA Balanced Allocation Portfolio, respectively, will vote its shares in accordance with the following, unless otherwise determined by the Board: (1) If there are shareholders of the non-PL Underlying Funds other than the ESG Portfolios and the PSF DFA Balanced Allocation Portfolio, then the ESG Portfolios and the PSF DFA Balanced Allocation Portfolio will mirror vote their shares; (2) If the only shareholders of the non-PL Underlying Funds are one or more of the ESG Portfolios and the PSF DFA Balanced Allocation Portfolio, the ESG Portfolios and the PSF DFA Balanced Allocation Portfolio will pass through vote; or (3) In such other manner as is determined appropriate by PLFA or the applicable sub-adviser, in its discretion and in accordance with its fiduciary duty to an ESG Portfolio or the PSF DFA Balanced Allocation Portfolio. If a non-PL Underlying Fund in which an ESG Portfolio or the PSF DFA Balanced Allocation Portfolio and its Advisory Group (as defined in Rule 12d1-4 under the 1940 Act) own in the aggregate more than 25% calls a shareholder meeting and solicits proxies, then the ESG Portfolio or the PSF DFA Balanced Allocation Portfolio, respectively, will vote its shares in accordance with the following: (1) If there are shareholders of a non-PL Underlying Fund other than the ESG Portfolios or DFA Balanced Allocation Portfolio who are not required by Section 12(d)(1) or Rule 12d1-4 under the 1940 Act to mirror vote their shares of the non-PL Underlying Fund, then the ESG Portfolios and DFA Balanced Allocation Portfolio will mirror vote their shares; or (2) If all shareholders of the non-PL Underlying Fund are required by Section 12(d)(1) or Rule 12d1-4 under the 1940 Act to mirror vote their shares of the non-PL Underlying Fund (this would occur, for example, if an ESG Portfolio or the PSF DFA Balanced Allocation Portfolio is informed by the non-PL Underlying Fund that the non-PL Underlying Fund's shares are offered or held exclusively by funds of funds), the ESG Portfolios and the PSF DFA Balanced Allocation Portfolio will pass through vote.